Reverse Acquisition (Details) (Reverse Acquisition, DelMar (BC), USD $)	Jun. 30, 2014
Reverse Acquisition | DelMar (BC)
Schedule Of Reverse Acquisition [Line Items]
Net liabilities (derivative liability)	$ 2,041,680